Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000002886 | 2110311
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000002886 | 2612096
Holdings [Line Items]
Percent of Net Asset Value	(20.40%)
C000002886 | 2110162
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002886 | 2176853
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002886 | 2110679
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002886 | 2604644
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002886 | 2105398
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002886 | 1995576
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002886 | 2107182
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002886 | 2110526
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002886 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000002886 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000002886 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002886 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002886 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002886 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000002886 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000002886 | Building and Construction - Short
Holdings [Line Items]
Percent of Net Asset Value	(20.40%)
C000002886 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002886 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002886 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002886 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002886 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002886 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002886 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002886 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000050409 | 2110311
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000050409 | 2612096
Holdings [Line Items]
Percent of Net Asset Value	(20.40%)
C000050409 | 2110162
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050409 | 2176853
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050409 | 2110679
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000050409 | 2604644
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000050409 | 2105398
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000050409 | 1995576
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000050409 | 2107182
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000050409 | 2110526
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000050409 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000050409 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000050409 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000050409 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000050409 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000050409 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000050409 | Building and Construction - Long
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000050409 | Building and Construction - Short
Holdings [Line Items]
Percent of Net Asset Value	(20.40%)
C000050409 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000050409 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050409 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050409 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050409 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050409 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050409 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000050409 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	24.70%